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December 19, 2007

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

ATTN: Document Control - Edgar

RE: RiverSource Variable Account 10 ("Registrant")
    File Nos. 333-79311 and 811-07355
         RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity

Dear Commissioners:

Registrant certifies that the form of supplement to the Prospectus for RiverSource Retirement Advisor Advantage Plus Variable Annuity and RiverSource Retirement Advisor Select Plus Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions concerning this filing, please contact Boba Selimovic at (612) 671-7449 or me at (612) 678-0175.

Sincerely,


/s/ Elisabeth A. Dahl
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Elisabeth A. Dahl
Assistant General Counsel and
Assistant Secretary
RiverSource Life Insurance Company